Long-Term Debt - Additional Information (Details) - Capital Product Partners L.P. - Capital Product Partners, L.P. ("CPLP") - USD ($)		1 Months Ended		12 Months Ended
	May 04, 2018	Jan. 17, 2018	Oct. 24, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term Line of Credit				$ 328
Interest Expense, Debt				$ 2,559	$ 573	$ 91
Debt, Weighted Average Interest Rate				4.79%	3.59%	3.07%
All Other Times [Member]
Debt Instrument [Line Items]
Percentage of Aggregate Fair Market Value				140.00%
Minimum
Debt Instrument [Line Items]
Ratio of EBITDA to Net Interest Expense				2.00%
Percentage of Aggregate Fair Market Value				120.00%
Maximum
Debt Instrument [Line Items]
Ratio of Net Total Indebtedness to Aggregate Market Value of Fleet				0.725%
Maximum | Charter with Tesoro [Member]
Debt Instrument [Line Items]
Percentage of Aggregate Fair Market Value				125.00%
2015 Credit Facility (Amor Tranche)
Debt Instrument [Line Items]
Long-term Line of Credit			$ 15,750
Debt Instrument, Number of Equal Instalments			17
Debt Instrument, Instalment Amount			$ 328
Debt instrument, Balloon Payment			$ 10,172
Debt Instrument, Basis Spread on Variable Rate			2.50%
Aristaios Credit Facility
Debt Instrument [Line Items]
Long-term Line of Credit		$ 28,333
Debt Instrument, Number of Equal Instalments		12
Debt Instrument, Instalment Amount		$ 916
Debt instrument, Balloon Payment		$ 17,333
Debt Instrument, Basis Spread on Variable Rate		2.85%
2015 Credit Facility (Anikitos Tranche)
Debt Instrument [Line Items]
Long-term Line of Credit	$ 15,625
Debt Instrument, Number of Equal Instalments	13
Debt Instrument, Instalment Amount	$ 355
Debt instrument, Balloon Payment	$ 11,010
Debt Instrument, Basis Spread on Variable Rate	2.50%